QUARTERLY REPORT

FORMIDABLE ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

		Shares	Value
82.36%	COMMON STOCKS

5.06%	CONSUMER DISCRETIONARY
	Aptiv plc ADR(A)	5,606	$344,096
	Atour Lifestyle Holdings Ltd. ADR	10,121	321,848
	Pearson plc ADR	20,929	332,562
			998,506

2.44%	CONSUMER STAPLES
	Nomad Foods Ltd. ADR	43,977	481,548

10.19%	ENERGY
	Alliance Resource Partners LP	23,763	569,837
	Archrock, Inc.	4,830	196,629
	Plains GP Holdings LP	18,539	449,942
	SM Energy Co.	14,560	380,016
	Viper Energy, Inc. Class A	9,800	415,520
			2,011,944

14.01%	FINANCIALS
	Acacia Research Corp.(A)	424,173	1,976,646
	Bladex, Inc. ADR	6,970	428,446
	Global Payments, Inc.	4,971	360,696
			2,765,788

13.05%	HEALTH CARE
	Corcept Therapeutics, Inc.(A)	7,828	680,645
	CytomX Therapeutics, Inc.(A)	17,710	66,412
	HealthStream, Inc.	19,479	530,803
	Royalty Pharma plc ADR	7,024	393,836
	Veeva Systems, Inc. Class A(A)	3,188	565,774
	Viking Therapeutics, Inc.(A)	8,674	338,373
			2,575,843

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
13.61%	INDUSTRIALS
	AeroVironment, Inc.(A)	3,588	$592,271
	Amentum Holdings, Inc.(A)	13,065	270,054
	ATI, Inc.(A)	1,746	344,137
	Flux Power Holdings, Inc.(A)	480,066	415,017
	Generac Holdings, Inc.(A)	2,438	713,871
	SPX Technologies, Inc.(A)	1,431	350,838
			2,686,188

6.51%	INFORMATION TECHNOLOGY
	Credo Technology Group Holding Ltd. ADR(A)	2,240	609,168
	DocuSign, Inc.(A)	7,162	318,136
	First Solar, Inc.(A)	1,514	357,243
			1,284,547

9.00%	MATERIALS
	Lithium Americas Corp. ADR(A)	60,303	232,167
	Lithium Argentina AG ADR(A)	33,054	273,357
	Pan American Silver Corp. ADR	15,328	686,541
	Royal Gold, Inc.	2,930	584,857
			1,776,922

2.25%	REAL ESTATE
	EPR Properties REIT	7,651	443,835

6.24%	UTILITIES
	Brookfield Infrastructure Partners LP ADR	21,948	800,882
	Talen Energy Corp.(A)	1,121	430,755
			1,231,637

82.36%	TOTAL COMMON STOCKS		16,256,758
	(Cost: $16,459,233)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Principal	Value
15.66%	SHORT TERM INVESTMENTS

15.66%	DEBT SECURITIES
	US Treasury Bill 10/15/2026 3.651%(B)	$1,045,000	$1,033,644
	US Treasury Bill 10/29/2026 3.448%(B)	1,060,000	1,046,766
	US Treasury Bill 09/24/2026 3.653%(B)	1,020,000	1,011,184

15.66%	TOTAL SHORT TERM INVESTMENTS		$3,091,594
	(Cost: $3,093,250)

0.05%	OPTIONS PURCHASED(A)(C)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.05%	PUT OPTIONS
	iShares iBoxx High Yield Corporate Bond ETF	750	$5,997,750	$77.00	07/17/2026	$1,500
	iShares iBoxx High Yield Corporate Bond ETF	500	3,998,500	78.00	07/17/2026	2,000
	iShares Russell 2000 ETF	100	3,004,500	270.00	06/30/2026	100
	iShares Russell 2000 ETF	75	2,253,375	280.00	06/30/2026	75
	iShares Russell 2000 ETF	75	2,253,375	260.00	07/17/2026	1,125
	iShares Russell 2000 ETF	75	2,253,375	280.00	07/17/2026	5,475
	TOTAL PUT OPTIONS					10,275
	(Cost: $72,553)

0.05%	TOTAL OPTIONS PURCHASED					10,275
	(Cost: $72,553)

98.07%	TOTAL INVESTMENTS					19,358,627
	(Cost: $19,625,036)
1.93%	Other assets, net of liabilities					379,183
100.00%	NET ASSETS					$19,737,810

(A)Non-income producing

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of June 30, 2026

(C)All or a portion of the security is held as collateral for options written.

REIT - Real Estate Investment Trust.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Options WrittenJune 30, 2026 (unaudited)

(0.40%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.39%)	CALL OPTIONS
	AeroVironment, Inc.	7	$(115,549)	$250.00	07/17/2026	$(210)
	Alliance Resource Partners LP	70	(167,860)	27.50	07/17/2026	(350)
	Aptiv plc	15	(92,070)	82.50	07/17/2026	(712)
	ATI, Inc.	5	(98,550)	210.00	07/17/2026	(1,450)
	Corcept Therapeutics, Inc.	23	(199,985)	90.00	07/17/2026	(6,670)
	Corcept Therapeutics, Inc.	23	(199,985)	105.00	08/21/2026	(5,290)
	Credo Technology Group Holding Ltd.	7	(190,365)	300.00	07/17/2026	(10,430)
	DocuSign, Inc.	35	(155,470)	52.50	07/17/2026	(648)
	First Solar, Inc.	4	(94,384)	310.00	07/17/2026	(300)
	Generac Holdings, Inc.	7	(204,967)	290.00	07/17/2026	(10,990)
	Global Payments, Inc.	24	(174,144)	77.50	07/17/2026	(1,800)
	Lithium Argentina AG	100	(82,700)	10.00	08/21/2026	(4,500)
	Pan American Silver Corp.	60	(268,740)	65.00	07/17/2026	(300)
	Royal Gold, Inc.	9	(179,649)	250.00	07/17/2026	(153)
	Royalty Pharma plc	70	(392,490)	52.50	07/17/2026	(29,750)
	SM Energy Co.	44	(114,840)	40.00	07/17/2026	(220)
	Talen Energy Corp.	3	(115,278)	450.00	07/17/2026	(1,500)
	Veeva Systems, Inc. Class A	3	(53,241)	175.00	07/17/2026	(2,235)
	Veeva Systems, Inc. Class A	6	(106,482)	260.00	07/17/2026	(15)
	TOTAL CALL OPTIONS					(77,523)
	(Premiums Received: $71,094)

(0.01%)	PUT OPTIONS
	iShares Russell 2000 ETF	100	(3,004,500)	258.00	06/30/2026	(50)
	iShares Russell 2000 ETF	75	(2,253,375)	265.00	06/30/2026	(75)
	iShares Russell 2000 ETF	75	(2,253,375)	245.00	07/17/2026	(600)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Options Written - continuedJune 30, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares Russell 2000 ETF	75	$(2,253,375)	$268.00	07/17/2026	$(2,025)
	TOTAL PUT OPTIONS					(2,750)
	(Premiums Received: $19,819)

(0.41%)	TOTAL OPTIONS WRITTEN					$(80,273)
	(Premiums Received: $90,913)

(A)Non-income producing

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Options Written - continuedJune 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Assets
Common Stocks	$16,256,758	$—	$—	$16,256,758
Short Term Investments	—	3,091,594	—	3,091,594
Options Purchased	10,275	—	—	10,275
	$16,267,033	$3,091,594	$—	$19,358,627
Liabilities
Options Written	$(80,273)	$—	$—	$(80,273)

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $19,534,123, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,155,462
Gross unrealized depreciation	(2,411,231)
Net unrealized appreciation (depreciation)	$(255,770)